Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 1,523	£ 1,477	£ 1,890
Redemption of subordinated debt	2,239	2,679	4,807
Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	(764)	£ 1,000	£ 1,579
7.119% Fixed-To-Floating Rate Subordinated Callable Notes | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 1,180
Interest rate	7.119%
USD Floating Rate Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 315
Redemption of subordinated debt	194
JPY Floating Rate Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	28
Redemption of subordinated debt	£ 28
2% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	2000000.00%
Redemption of subordinated debt	£ 1,345
4.375% Fixed Rate Subordinated Notes due 2024 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.375%
Redemption of subordinated debt	£ 599
EUR Subordinated Floating Rate Notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	43
USD Junior Undated Floating Rate Notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 30
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.836%
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.811%
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	1.125%
3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.564%
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	8.407%
5.088% Fixed-to-Floating Rate Subordinated Notes due 2030 | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.088%